Operating Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,391
Operating Leases, Future Minimum Payments, Due in Two Years	1,338
Operating Leases, Future Minimum Payments, Due in Three Years	1,234
Operating Leases, Future Minimum Payments, Due in Four Years	1,073
Operating Leases, Future Minimum Payments, Due in Five Years	843
Operating Leases, Future Minimum Payments, Due Thereafter	5,460
Operating Leases, Future Minimum Payments Due	11,339
Operating Leases, Rent Expense	$ 1,500	$ 1,500	$ 1,500